Form N-1A Supplement	Feb. 18, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA IG Public & Private Credit ETF
(the “Fund”)
Supplement dated February 18, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated February 26, 2025, as may be supplemented from time to time
Effective March 1, 2026 (the “Effective Date”), the name of the Fund will change. Accordingly, as of the Effective Date, all references to the Fund’s name in the Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name

SPDR® SSGA IG Public & Private Credit ETF	State Street® IG Public & Private Credit ETF
This change will not result in any changes to the Fund’s Investment Objective,
Principal Investment Strategies or Principal Risks of Investing in the Fund.

SPDR SSGA IG Public & Private Credit ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA IG Public & Private Credit ETF
(the “Fund”)
Supplement dated February 18, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated February 26, 2025, as may be supplemented from time to time
Effective March 1, 2026 (the “Effective Date”), the name of the Fund will change. Accordingly, as of the Effective Date, all references to the Fund’s name in the Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name

SPDR® SSGA IG Public & Private Credit ETF	State Street® IG Public & Private Credit ETF
This change will not result in any changes to the Fund’s Investment Objective,
Principal Investment Strategies or Principal Risks of Investing in the Fund.